Included in Profit Before Royalties and Taxation - Schedule of Amounts Included in Profit/(Loss) Before Royalties and Taxation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Social contributions and sponsorships	$ (21.0)	$ (19.4)	$ (18.5)
Rehabilitation (income) expense	1.2	(4.0)	8.9
Offshore structure costs	(18.0)	(18.6)	(14.7)
Restructuring costs	(6.6)	(7.8)	(11.3)
Audit fee	(4.2)	(3.5)	(3.9)
Non-audit services fee	(0.4)	(0.4)	(0.5)
Gruyere rainfall event	(12.0)	0.0	0.0
Yamana break fee	0.0	0.0	300.0
Yamana transaction costs	0.0	0.0	(33.0)
Tarkwa
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	(3.6)	(1.6)	(8.7)
Damang
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	(0.4)	(5.5)	(2.6)
St Ives
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	$ (1.8)	$ (0.7)	0.0
Yamana
Disclosure of attribution of expenses by nature to their function [line items]
Yamana break fee			300.0
Yamana transaction costs			$ 33.0